Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Taxes and Related Tax Provision/Benefit
(Loss) income before income taxes and the related tax (benefit) provision are as follows:

	Year ended December 31,
(in thousands)	2018	2017	2016
(Loss) income before income taxes:
U.S operations	$(7,955)	$29,313	$54,238
Non-U.S. operations	(743)	1,075	—
Total (loss) income before taxes	$(8,698)	$30,388	$54,238

Current (benefit) provision:
Federal	$(23)	$313	$1,168
State	(902)	2,099	3,306
Total current (benefit) provision	(925)	2,412	4,474

Deferred (benefit) provision:
Federal	(10,399)	11,637	(12,775)
State	(1,618)	(186)	(1,912)
Total deferred (benefit) provision	(12,017)	11,451	(14,687)

Total (benefit) provision for income taxes	$(12,942)	$13,863	$(10,213)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate from continuing operations is as follows:

	Year ended December 31,
	2018	2017	2016
Federal statutory rate	21.0%	34.0%	34.0%
State and local income taxes, net of federal benefits	26.5	3.9	3.4
Permanent items	101.1	3.8	(0.1)
Change in valuation allowance	—	(0.1)	(57.5)
Rate change	(1.0)	1.0	—
Other	1.2	3.0	1.4
Effective tax rate	148.8%	45.6%	(18.8)%

Schedule of Deferred Tax Assets and Liabilities
Significant components of the deferred tax assets (liabilities) as of December 31, 2018 and 2017, respectively, are as follows:

	December 31,
(in thousands)	2018	2017
Deferred tax assets:
Allowance for doubtful accounts	$15	$31
Accrued liabilities and deferred compensation	1,999	1,600
Alternative minimum tax credit carryforwards	1,069	1,043
Net operating loss carryforwards	10,701	2,532
Transaction costs	1,695	—
Goodwill	—	1,239
Section 163(j) interest limitation	2,810	—
Other reserves and accruals	436	—
Less: valuation allowance	—	(4)
Total deferred tax assets	18,725	6,441
Deferred tax liabilities:
Property, plant and equipment	(5,795)	(2,977)
Equipment under capital lease	(426)	(346)
Intangibles	(949)	(17)
Goodwill	(340)	—
Other	—	(21)
Total deferred tax liabilities	(7,510)	(3,361)
Net deferred tax asset	$11,215	$3,080